Organization and Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Summary of Reconciliation of Cash, Cash Equivalents, and Restricted Cash
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheet that sums to the total of the same such amounts as shown in the statement of cash flows.

(in thousands)	June 30, 2021	June 30, 2020
Cash and cash equivalents	$118,879	$1,751
Restricted cash	4,800	—

Total cash, cash equivalents and restricted cash as shown in the statement of cash flows	$123,679	$1,751

Schedules of Customer Concentration Risk	The following table summarizes customer concentration as of and for the years ended June 30, 2021 and 2020:

	June 30,
	2021	2020
Customer A
Revenue as a percent of total revenue	32.0%	23.7%
Receivables as a percent of total receivables	35.0%	42.1%
Customer B
Revenue as a percent of total revenue	13.1%	10.5%
Receivables as a percent of total receivables	21.0%	*
Customer C
Revenue as a percent of total revenue	10.9%	10.6%
Receivables as a percent of total receivables	*	*
Customer D
Revenue as a percent of total revenue	*	*
Receivables as a percent of total receivables	10.4%	*

*	Customer revenue or receivables did not exceed 10% in the respective periods.

Summary of Estimated Useful Lives	Estimated useful lives are as follows:

Buildings and improvements	10 -39 years
Cooperage	3 - 5 years
Furniture and equipment	3 - 10 years
Machinery and equipment	5 - 20 years
Vineyards	20 years

Summary of Revenue by Segment and Region
The following tables summarize the revenue by segment and region for the years ended June 30, 2021 and 2020, respectively:

(in thousands)	June 30, 2021	June 30, 2020
Geographic regions:
United States	$215,122	$183,810
Canada	3,021	3,748
Europe, Middle East, & Africa	1,638	608
Asia Pacific	482	1,592
Other	479	161

Total net revenue	$220,742	$189,919

Summary of Disaggregation of Revenue
The following table provides a disaggregation of revenue based on the pattern of revenue recognition for the years ended June 30, 2021 and 2020, respectively:

(in thousands)	June 30, 2021	June 30, 2020
Point in time	$186,906	$162,328
Over a period of time	33,836	27,591

Total net revenue	$220,742	$189,919